Taxes - Summary Of Tax Liabilities Presented In Consolidated Statements Of Financial Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	$ 1,545
Others	289
Tax Liabilities	608
Current	211	$ 299
Non-current	552	671
Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	1
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	607
Tax Settlement Program [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	1,545
Payments	(711)
Use of tax loss carry forwards	(136)
Inflation indexation	64
Others	17
CTA	(171)
Tax Liabilities	608
Current	56	874
Non-current	552	$ 671
Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	153
Use of tax loss carry forwards	(136)
CTA	(16)
Tax Liabilities	1
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	784
Payments	(116)
Inflation indexation	45
Others	(1)
CTA	(105)
Tax Liabilities	607
Tax Settlement Program [member] | Withholding income taxes [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	521
Payments	(500)
Inflation indexation	17
Others	13
CTA	(51)
Income taxes [member] | Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	153
Use of tax loss carry forwards	(136)
CTA	(16)
Tax Liabilities	1
Income taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	744
Payments	(56)
Inflation indexation	43
Others	(17)
CTA	(107)
Tax Liabilities	607
Other taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	40
Payments	(60)
Inflation indexation	2
Others	16
CTA	2
Production taxes [member] | Tax Settlement Program [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	87
Payments	(95)
Inflation indexation	2
Others	5
CTA	$ 1